VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT, NET

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2018	2,679,547	(273,091)	2,406,456
Additions	27,247	—	27,247
Disposals	—	—	—
Depreciation	—	(92,950)	(92,950)
Balance at December 31, 2019	2,706,794	(366,041)	2,340,753
Additions	31,531	—	31,531
Disposals	—	—	—
Impairment loss on vessels	(721)	—	(721)
Transfers to held for sale	(11,499)	1,996	(9,503)
Depreciation	—	(94,374)	(94,374)
Balance at December 31, 2020	2,726,105	(458,419)	2,267,686

At December 31, 2020, we owned three Newcastlemaxes, 35 Capesizes, 27 Panamaxes and two Ultramaxes (at December 31, 2019: three Newcastlemaxes, 35 Capesizes, 27 Panamaxes and two Ultramaxes).
In 2020, we capitalized in total $1.2 million in relation to the installation of ballast water treatment system and $30.4 million in relation to the completed installation of scrubbers. In 2019, we capitalized in total $4.7 million in relation to the installation of ballast water treatment system and $22.5 million in relation to the completed installation of scrubbers.

In addition, in 2020 and 2019, we capitalized costs of $0.5 million and $8.3 million as Other long-term assets in relation to installation costs for scrubber and ballast water treatment systems in progress, respectively.

In December 2020, we entered into an agreement to sell the Golden Shea, a Panamax vessel, for $9.6 million. The vessel is expected to be delivered to its new owner by the end of March 2021. An impairment loss of $0.7 million was recognized related to the sale of the vessel. Refer also to Note 9 Impairment of vessels. A security deposit of $1.4 million has been received in 2020.

In April 2018, we entered into an agreement to sell the Golden Eminence, a Panamax vessel, for $14.7 million with delivery in August 2018. An impairment loss of $1.1 million was recognized related to the sale of the vessel. Refer also to Note 9 Impairment of vessels.

Total depreciation expense was $94.4 million, $93.0 million and $92.1 million in 2020, 2019 and 2018, respectively.
VESSELS HELD FOR SALEIn December 2020, we entered into an agreement to sell the Golden Shea, a Panamax vessel, to an unrelated third party for a total gross amount of $9.6 million. In 2020, we recognized a $0.7 million impairment loss in connection with the sale and classified the vessel as held for sale as of December 31, 2020. The vessel is expected to be delivered to its new owner by the end of March 2021. See "Note 31 Subsequent events".